Advance Operating Lease Payments - Summary of Advance Operating Lease Payments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Operating Lease by Lessee [Abstract]
Land use rights	¥ 55,095	¥ 53,653
Advance lease payments	18,801	17,700
Total	¥ 73,896	¥ 71,353